Schedule of current and non-current prepayments and other assets (Details) ₨ in Thousands, $ in Thousands		Mar. 31, 2026 USD ($)	Mar. 31, 2026 INR (₨)	Mar. 31, 2025 INR (₨)
Prepayments And Other Assets
Advances to vendors (net of allowance)	[1]		₨ 1,514,075	₨ 1,827,433
Balance with statutory authorities			181,538	241,796
Prepaid expenses			116,371	70,426
Due from employees			23,779	23,801
Total			1,835,763	2,163,456
Non-current
Prepaid expenses			3,696	610
Total		$ 39	₨ 3,696	₨ 610

[1]	Advances to vendors primarily consist of amounts paid to airline and hotels for future bookings.